CONSOLIDATED BALANCE SHEETS $ in Thousands	Dec. 31, 2023 USD ($)
Current assets
Cash, cash equivalents and restricted cash	$ 3,128
Accounts receivable, net of allowance of $44 and $217	5,040
Inventory, net	3,535
Prepaid expenses and other current assets	1,975
Total current assets	13,678
Property and equipment, net	21
Deferred offering costs	148
Total assets	13,847
Current liabilities
Accounts payable	4,735
Accrued expenses and other current liabilities	9,229
Convertible debt	5,000
Other current debt	7,017
Current accrued interest	1,152
Deferred revenue, current portion	2,754
Total current liabilities	29,887
Convertible debt, noncurrent	5,000
Other noncurrent debt	2,053
Noncurrent accrued interest	138
Deferred revenue, net of current portion	288
Total liabilities	37,366
Commitments and contingencies (Note 11)
Stockholders' deficit:
Additional paid-in capital	138,878
Accumulated other comprehensive income	228
Accumulated deficit	(269,577)
Total stockholders' deficit	(130,471)
Total liabilities and stockholders' deficit	13,847
Series A preferred stock
Temporary Equity, Including Noncontrolling Interest [Abstract]
Temporary redeemable preferred stock value	3,000
NCNV preferred stock
Temporary Equity, Including Noncontrolling Interest [Abstract]
Temporary redeemable preferred stock value	$ 103,952